Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases	As of December 31, 2013, future minimum payments under non-cancellable operating leases consist of the following:

Office rental
RMB
2014	16,919
2015	15,809

32,728